NATURE OF OPERATIONS (Details) $ in Millions	Sep. 30, 2025 country product	Aug. 05, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product	300
Number of countries products are grown and sourced	100
Number of countries products are distributed to	30
Number of Countries in Which Products are Distributed and Marketed	85
Fresh Vegetables [Member] | Discontinued Operations
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Sale of division | $		$ 140.0